Natural and environmental resources - Additional Information (Details) - COP ($) $ in Millions		12 Months Ended
	Nov. 22, 2019	Dec. 31, 2020
Disclosure of Natural and environmental resources [Line Items]
Capitalizations for the acquisition of Guajira association by Hocol		$ 214,852
Hocol S.A.
Disclosure of Natural and environmental resources [Line Items]
Subsidiary, percentage	100.00%
Association contract, percentage	43.00%